S000073482 [Member] Investment Objectives and Goals - Wasatch Long/Short Alpha Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Wasatch Long/Short Alpha Fund® — Summary
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is long-term growth of capital.